Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 174,346	$ 72,431	$ 67,414
Inactivated hepatitis vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	37,851	20,596	49,416
Influenza vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	13,544	9,829	12,674
Enterovirus 71 vaccines [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	121,284	35,140	0
H5N1
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	0	6,389	3,852
Mumps
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,667	$ 477	$ 1,472